Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements	The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements for continuing operations with intercompany balances and transactions eliminated between the VIEs and their subsidiaries:
	December 31, 2022	December 31, 2021	December 31, 2020
Total current assets	$138,221,303	$159,234,732	$43,832,012
Total assets	$150,451,534	$160,885,760	$47,223,358
Total current liabilities	$64,325,004	$90,440,038	$11,146,286
Total liabilities	$67,371,528	$90,589,026	$11,826,417
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Revenue generated from services	$101,751,348	$92,067,474	$42,190,191
Revenue generated from sales	117,275,333	68,132,237	-
Total revenue	$219,026,681	$160,199,711	$42,190,191
Net income from continuing operations	$18,180,563	$33,612,404	$11,583,787
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Net cash (used in) provided by operating activities	$(16,212,682)	$525,753	$2,560,400
Net cash provided by (used in) investing activities	$17,767,612	$569,301	$(13,321,524)
Net cash (used in) provided by financing activities	$(287,123)	$(919,642)	$4,051,162

Schedule of revenue generated from services	The following table illustrates the disaggregation of revenue in 2022, 2021, and 2020 under ASC 606:
	For the year ended December 31,
	2022	2021	2020
Revenue generated from services:
Small and Medium Enterprise financing solutions	$87,269,959	$87,133,963	$40,779,794
Supply Chain financing solutions	3,542,592	4,930,289	1,369,859
Other financing solutions	-	3,222	40,538
Total revenue generated from services	90,812,551	92,067,474	42,190,191
Revenue generated from sales:
Supply chain trading business	143,361,714	68,132,237	-
Total	$234,174,265	$160,199,711	$42,190,191

Schedule of revenue from financial services disaggregated by nature	The following tables show the revenue from financial services disaggregated by nature for the year ended December 31, 2022, 2021 and 2020:
	For the year ended December 31,
	2022	2021	2020
One-time commission fees	$90,812,551	$90,853,014	$42,082,585
Recurring service fees	-	1,214,460	107,606
Total	$90,812,551	$92,067,474	$42,190,191

Schedule of financial instruments measured at fair value on a recurring basis	As of December 31, 2022, the financial instruments measured at fair value on a recurring basis are as follows:
	Fair value as of December 31,	Fair value measurement at reporting date
Description	2022	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products and structure deposits	$11,700,400	$-	$11,700,400	$-
Long-term investments:
Structure deposits	7,249,319	-	7,249,319	-
Total	$18,949,719	$-	$18,949,719	$-
	Fair value as of December 31,	Fair value measurement at reporting date
Description	2021	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Wealth management products	$40,666,617	$-	$40,666,617	$-

Schedule of property and equipment	Depreciation and amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Transportation equipment	4 years
Office equipment	3 - 5 years
Electronic equipment	3 - 5 years
Leasehold improvements	Shorter of remaining lease term or life of assets

Schedule of intangible assets, net	Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Software	3-5 years
Trademarks	3-5 years
Technology	5-10 years

Schedule of currency exchange rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2022	December 31, 2021	December 31, 2020

Balance sheet items, except for equity accounts	US$1=RMB 6.8972	US$1=RMB 6.3726	US$1=RMB 6.5250
Items in the statements of operations and cash flows	US$1=RMB 6.7290	US$1=RMB 6.4508	US$1=RMB 6.9042
Balance sheet items, except for equity accounts	US$1=HKD 7.8015	US$1=HKD 7.7996	US$1=HKD 7.7534
Items in the statements of operations and cash flows	US$1=HKD 7.8306	US$1=HKD 7.7727	US$1=HKD 7.7559